Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Employee Benefits Disclosure [Line Items]
Multiemployer pension plan contribution	¥ 4,822	¥ 4,224	¥ 4,321
Multiemployer plans collective bargaining arrangements, percentage of contribution		97.60%
Defined contribution pension plans, cost recognized	22,660	¥ 16,334	17,414
Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	40,296	1,356
Japan
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	756,743	724,039	704,169
Expected contribution in defined benefit pension plan for the year ending December 31, 2022				¥ 15,942
Japan | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 366	1,356
Japan | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Japan | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Japan | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Fair value of plan assets	¥ 114,624	117,762
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	394,912	321,713	¥ 294,829
Expected contribution in defined benefit pension plan for the year ending December 31, 2022				¥ 18,165
Foreign Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 39,930
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	20.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	30.00%
Foreign Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 45,685	¥ 27,953
Foreign Plans | Life Insurance Company General Accounts | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 39,398
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%